Other income and expense (Tables)	12 Months Ended
Dec. 31, 2025
Information
Schedule of other operating income and expense

Recognized in the statement of profit or loss:

	31 December	31 December	31 December
	2025	2024	2023
Depositary reimbursement	161,280	116,386	205,727
Insurance compensation	60,107	—	517,510
Income from equipment donations	—	—	387,496
Rent income	14,868	11,753	50,094
Other	215,989	200,949	507,460
Other income	452,244	329,088	1,668,287

Donation expenses (*)	(920,921)	(961,359)	(7,407,230)
Litigation expenses	(501,463)	(203,452)	(1,395,185)
Loss on cancellation of lease contract	(231,238)	(291,835)	(276,976)
Loss on sale of fixed assets	(57,738)	(46,595)	(30,199)
Restructuring cost	(65,917)	(50,064)	(874,490)
Distributor restructuring cost (**)	—	(1,580,288)	—
Other	(450,001)	(240,686)	(690,183)
Other expense	(2,227,278)	(3,374,279)	(10,674,263)
(*)

In 2023, the donation expenses mainly relate to the donation payment made on 6 February 2023, following the devastating earthquake disaster centered in Kahramanmaraş. This donation payment was made in accordance with the opportunity granted by the Capital Markets Board’s decision dated 9 February 2023. In 2025 and 2024, the donation expenses consist of donations mainly made to educational and sport activities.

(**)	Expenses resulting from company’s restructuring of distributors across Turkey, the number of distributors has been reduced from two to one.